Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties	$ 15,501,990	$ 9,040,528
Non-current receivables due from related parties	$ 844,344	$ 42,506
Sales Of Products [Member] | Andronico Luksic Craig [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Francisco Prez Mackenna [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Armin Kunstmann Telge [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Quinenco Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Sales Of Products [Member] | Inversiones Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Empresas Carozzi Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Inversiones Punta Brava S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Sales Of Products [Member] | Bancode Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Services Provided [Member] | Vina Tabali S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,178,803-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services provided
Services Provided [Member] | Inversiones P F I Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services provided	Services provided
Services Provided [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of transactions with related party	Services provided
Clp [Member] | Sales Of Products [Member] | Andronico Luksic Craig [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 599	$ 205
Clp [Member] | Sales Of Products [Member] | Francisco Prez Mackenna [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		61
Clp [Member] | Sales Of Products [Member] | Armin Kunstmann Telge [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		33
Clp [Member] | Sales Of Products [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		12,098
Clp [Member] | Sales Of Products [Member] | Saam Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,002,201-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 53	55
Clp [Member] | Sales Of Products [Member] | Vina Tabali S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,292	1,272
Clp [Member] | Sales Of Products [Member] | Tech Pack Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,275,453-3
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 23	23
Clp [Member] | Sales Of Products [Member] | Inversiones Alabama Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 863
Clp [Member] | Sales Of Products [Member] | Hapaglloyd Chile Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 8,262	8,602
Clp [Member] | Sales Of Products [Member] | Watts S A Ex Diwatts S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 6,983	6,522
Clp [Member] | Sales Of Products [Member] | Inversiones Ro Elqui Spa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 42,814	27,853
Clp [Member] | Sales Of Products [Member] | S A A M I Logistics S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 13,837
Clp [Member] | Sales Of Products [Member] | Transaccionese Inversiones Arizona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,806,870-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 13
Clp [Member] | Sales Of Products [Member] | Origen Patagonico Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 24,122
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 125,620	219,304
Clp [Member] | Sales Of Products [Member] | Cerveceria Kunstmann Ltda 2 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 366,922	677,731
Clp [Member] | Sales Of Products [Member] | Banchile Corredores De Seguros Ltda. [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,191,070-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 771	339
Clp [Member] | Sales Of Products [Member] | Comercial Patagona Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 4,065,106	3,440,603
Clp [Member] | Sales Of Products [Member] | Servipag Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 946	866
Clp [Member] | Sales Of Products [Member] | Inmobiliariae Inversiones Rio Claro S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,306,560-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 109	83
Clp [Member] | Sales Of Products [Member] | Sonacol S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 443	459
Clp [Member] | Sales Of Products [Member] | Ferrocarril De Antofagasta Bolivia Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,661	509
Clp [Member] | Sales Of Products [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 8,414
Clp [Member] | Sales Of Products [Member] | Compania Sud Americanade Vapores S [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 2,256	456
Clp [Member] | Sales Of Products [Member] | Nestle Chile Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 34,867	31,571
Clp [Member] | Sales Of Products [Member] | Invexans S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,021,000-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 56	58
Clp [Member] | Sales Of Products [Member] | Quinenco Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 5,065	4,739
Clp [Member] | Sales Of Products [Member] | Empresa Nacional De Energia Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 6,594	11,453
Clp [Member] | Sales Of Products [Member] | Inversiones Enex Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 280,418	245,920
Clp [Member] | Sales Of Products [Member] | Inversiones Consolidadas Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,016	626
Clp [Member] | Sales Of Products [Member] | Banchile Corredores De Bolsa Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,677	4,976
Clp [Member] | Sales Of Products [Member] | Empresas Carozzi Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 24,438	32,759
Clp [Member] | Sales Of Products [Member] | Portuaria Corral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,610,780-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 681	596
Clp [Member] | Sales Of Products [Member] | Socofin Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,667	372
Clp [Member] | Sales Of Products [Member] | Transportes Fluviales Corral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 640	471
Clp [Member] | Sales Of Products [Member] | Inversiones Punta Brava S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 610
Clp [Member] | Sales Of Products [Member] | Banchile Administradora General Fondos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,767,630-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties		14
Clp [Member] | Sales Of Products [Member] | Rdf Media Sp A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 126	424
Clp [Member] | Sales Of Products [Member] | Agricola El Cerrito S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,819,020-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 26
Clp [Member] | Sales Of Products [Member] | Inmobiliaria Norte Verde S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 443
Clp [Member] | Sales Of Products [Member] | San Vicente Terminal Internacional S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 7,227	4,735
Clp [Member] | Sales Of Products [Member] | San Antonio Terminal Internacional Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 355	875
Clp [Member] | Sales Of Products [Member] | Bancode Chile [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 36,214	28,323
Clp [Member] | Sales Of Products [Member] | Muellaje Del Maipo Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 3,248	5,307
Clp [Member] | Sale Of Shares [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Non-current receivables due from related parties		6,588
Clp [Member] | Services Provided [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 51,242	61,708
Clp [Member] | Services Provided [Member] | Inversiones P F I Chile Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation of the subsidiary
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 923,426	963,889
Clp [Member] | Services Provided [Member] | Cervecera Austral Sa [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Description of functional currency	CLP
Non-current receivables due from related parties	$ 1,256,883	1,224,351
Clp [Member] | Advance Purchase [Member] | Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Non-current receivables due from related parties	$ 800,000	800,000
Clp [Member] | Sale Of Fixed Asset [Member] | Cervecera Austral Sa 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sale of fixed asset
Description of functional currency	CLP
Non-current receivables due from related parties	$ 252,072
Clp [Member] | Sale Of Shares One [Member] | Representaciones Chile Beer Kevin Michael Szot Eirl [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary shareholder until April 29, 2024
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Non-current receivables due from related parties		42,506
Clp [Member] | Sale Of Products [Member] | Cerveceria Kunstmann Ltda [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 844,344
Usd [Member] | Sales Of Products [Member] | Comercial Patagona Ltda 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Description of transactions with related party	Sales of products
Description of functional currency	USD
Non-current receivables due from related parties	$ 14,952
Usd [Member] | Sales Of Products [Member] | Central Cervecera De Colombia Sas [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	USD
Non-current receivables due from related parties	$ 14,923	13,136
Usd [Member] | Sales Of Products [Member] | Paulaner Brauerei Gruppe Gmb H And Co K Ga A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	USD
Non-current receivables due from related parties	$ 37,122
Usd [Member] | Services Provided [Member] | Heineken Brouwerijen Bv 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	USD
Non-current receivables due from related parties	$ 116,343
Usd [Member] | Advance Purchase [Member] | A J S A Calidad Ante Todo 1 [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Advance purchase
Description of functional currency	USD
Non-current receivables due from related parties	$ 2,024,183
Ars [Member] | Sales Of Products [Member] | Danone Argentina S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Related to the associate of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	ARS
Non-current receivables due from related parties	$ 11,689
Ars [Member] | Services Provided [Member] | Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary until June 30, 2024
Description of transactions with related party	Services provided
Description of functional currency	ARS
Non-current receivables due from related parties		1,084,888
Euros [Member]
IfrsStatementLineItems [Line Items]
Non-current receivables due from related parties	$ 29,204	115,166
Euros [Member] | Services Provided [Member] | Nestl Waters Marketing Distribution S.a.s [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Non-current receivables due from related parties	$ 7,247	69,111
Euros [Member] | Services Provided [Member] | Heineken Brouwerijen Bv [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Euros
Non-current receivables due from related parties	$ 21,957
Euros [Member] | Royalties [Member] | Amstel Brouwerijen B V [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Description of functional currency	Euros
Non-current receivables due from related parties		46,055
PYG [Member] | Sales Of Products [Member] | A J Boston S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 64
PYG [Member] | Sales Of Products [Member] | A J S A Calidad Ante Todo [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,399,570
PYG [Member] | Sales Of Products [Member] | Alimentos Distribuciony Servicios S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 203,491
PYG [Member] | Sales Of Products [Member] | Centralde Ventas Tv S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 379
PYG [Member] | Sales Of Products [Member] | Companade Desarrollo Agropecuario S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 200
PYG [Member] | Sales Of Products [Member] | Compniade Desarrollo Inmobiliario S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 27,885
PYG [Member] | Sales Of Products [Member] | Contenidos Dirigidos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 852
PYG [Member] | Sales Of Products [Member] | Editorial El Pais S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 893
PYG [Member] | Sales Of Products [Member] | Fundacion Santa Librada [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 97
PYG [Member] | Sales Of Products [Member] | Hispanoamerica Tv Del Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 235
PYG [Member] | Sales Of Products [Member] | Laser Import S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 24
PYG [Member] | Sales Of Products [Member] | Lauralia S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 4
PYG [Member] | Sales Of Products [Member] | Recursos Oportunos S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 11
PYG [Member] | Sales Of Products [Member] | Retail S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 3,151,745
PYG [Member] | Sales Of Products [Member] | Servicios Contablesy Sistemasdel Py S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,355
PYG [Member] | Sales Of Products [Member] | Servicios Digitales S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 13
PYG [Member] | Sales Of Products [Member] | Talisman S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,893
PYG [Member] | Sales Of Products [Member] | Tv Accion S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Non-current receivables due from related parties	$ 1,325
PYG [Member] | Services Provided [Member] | Enex Paraguay S A E [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services provided
Description of functional currency	PYG
Non-current receivables due from related parties		509
Other Currencies [Member] | Services Provided [Member] | Societe Des Produits Nestle S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Services provided
Description of functional currency	Other currencies
Non-current receivables due from related parties	$ 101,438
Other Currencies [Member] | Royalties [Member] | Societe Des Produits Nestle S A [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Royalty
Description of functional currency	Other currencies